                           Oppenheimer Senior Floating Rate Fund
                            Supplement dated May 12, 2008 to the
                Statement of Additional Information Dated November 16, 2007

     This  supplement   amends  the  Statement  of  Additional   Information  of
Oppenheimer  Senior  Floating Rate Fund (the "Fund") dated November 16, 2007 and is in addition to the  supplements  dated January 22, 2008 and January 25, 2008.
The Statement of Additional Information is amended as follows:

     1. In the section  titled "How the Fund Is  Managed,"  the first  paragraph following the list of the Funds that are overseen by the Board is deleted in its entirety and is replaced by the following:

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without a sales  charge.  The sales charge on Class A shares is waived for that group  because of the reduced sales  efforts  realized by the  Distributor.
Present  or former  officers,  directors,  trustees  and  employees  (and  their eligible family members) of the Fund, the Manager and its affiliates, its parent company  and the  subsidiaries  of its  parent  company,  and  retirement  plans established for the benefit of such individuals,  are also permitted to purchase
Class Y shares of the Oppenheimer funds that offer Class Y shares.

     2. The seventh  paragraph  and list of  recipients  of the  section  titled
"Payments to Fund  Intermediaries" are deleted in their entirety and replaced by the following;

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries   and/or  their  respective  affiliates  offered  shares  of  the
Oppenheimer  funds and received revenue sharing or similar  distribution-related payments from the Manager or the Distributor for marketing or program support:

      1st Global Capital Company                  Legend Equities Corporation
      Advantage Capital Corporation               Lincoln Benefit National Life
      Aegon USA                                   Lincoln Financial Advisors Corporation
      Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.
      AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial
                                                  Massachusetts Mutual Life Insurance
      AIG Financial Advisors                              Company
      AIG Life Variable Annuity                 McDonald Investments, Inc.
                                                Merrill Lynch Pierce Fenner & Smith,
      Allianz Life Insurance Company            Inc.
      Allmerica Financial Life Insurance &
      Annuity Company                           Merrill Lynch Insurance Group
      Allstate Life Insurance Company           MetLife Investors Insurance Company
      American Enterprise Life Insurance        MetLife Securities, Inc.
      American General Annuity Insurance        Minnesota Life Insurance Company
      American Portfolios Financial Services,
      Inc.                                      MML Investor Services, Inc.
      Ameriprise Financial Services, Inc.       Mony Life Insurance Company
      Ameritas Life Insurance Company           Morgan Stanley & Company, Inc.
      Annuity Investors Life Insurance Company  Multi-Financial Securities Corporation
      Associated Securities Corporation         Mutual Service Corporation
      AXA Advisors LLC                          NFP Securities, Inc.
      AXA Equitable Life Insurance Company      Nathan & Lewis Securities, Inc.
      Banc One Securities Corporation           National Planning Corporation
      Cadaret Grant & Company, Inc.             Nationwide Financial Services, Inc.
      CCO Investment Services Corporation       New England Securities Corporation
                                                New York Life Insurance & Annuity
      Charles Schwab & Company, Inc.            Company
      Chase Investment Services Corporation     Oppenheimer & Company
      Citicorp Investment Services, Inc.        PFS Investments, Inc.
      Citigroup Global Markets Inc.             Park Avenue Securities LLC
      CitiStreet Advisors LLC                   Phoenix Life Insurance Company
      Citizen's Bank of Rhode Island            Plan Member Securities
      Columbus Life Insurance Company           Prime Capital Services, Inc.
      Commonwealth Financial Network            Primevest Financial Services, Inc.
      Compass Group Investment Advisors         Protective Life Insurance Company
                                                Prudential Investment Management
      CUNA Brokerage Services, Inc.             Services LLC
      CUSO Financial Services, LLP              Raymond James & Associates, Inc.
      E*TRADE Clearing LLC                      Raymond James Financial Services, Inc.
      Edward  Jones                             RBC Dain Rauscher Inc.
      Essex National Securities, Inc.           Royal Alliance Associates, Inc.
      Federal Kemper Life Assurance Company     Securities America, Inc.
                                                Security Benefit Life Insurance
      Financial Network                         Company
                                                Security First-Metlife Investors
      Financial Services Corporation            Insurance Company
      GE Financial Assurance                    SII Investments, Inc.
      GE Life & Annuity                         Signator Investors, Inc.
      Genworth Financial, Inc.                  Sorrento Pacific Financial LLC
      GlenBrook Life & Annuity Company          Sun Life Assurance Company of Canada
                                                Sun Life Insurance & Annuity Company
      Great West Life & Annuity Company         of New York
      GWFS Equities, Inc.                       Sun Life Annuity Company Ltd.
      Hartford Life Insurance Company           SunTrust Bank
      HD Vest Investment Services, Inc.         SunTrust Securities, Inc.
      Hewitt Associates LLC                     Thrivent Financial Services, Inc.
      IFMG Securities, Inc.                     Towers Square Securities, Inc.
      ING Financial Advisers LLC                Travelers Life & Annuity Company
      ING Financial Partners, Inc.              UBS Financial Services, Inc.
      Invest Financial Corporation              Union Central Life Insurance Company
                                                United Planners Financial Services of
      Investment Centers of America, Inc.       America
      Jefferson Pilot Life Insurance Company    Wachovia Securities, Inc.
      Jefferson Pilot Securities Corporation    Walnut Street Securities, Inc.
      John Hancock Life Insurance Company       Waterstone Financial Group
      JP Morgan Securities, Inc.                Wells Fargo Investments
      Kemper Investors Life Insurance Company   Wescom Financial Services

     3. The first two paragraphs, including all of the bullet points therein, in the section  titled "How to Exchange  Shares," are deleted in their entirety and replaced by the following:

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     You  may  exchange  your  shares  of the  Fund  only in  connection  with a
Repurchase  Offer. You may not be able to exchange all of the shares you wish to exchange if a Repurchase Offer is oversubscribed. The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose those changes at any time, it will provide you with notice of the changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days'
notice prior to  materially  amending or  terminating  the  exchange  privilege, except in extraordinary circumstances.

     4. Effective  June 1, 2008,  the last paragraph of the section  "Dividends,
Capital Gains and  Taxes-Dividends and Distributions" is deleted in its entirety and replaced by the following:

     If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer  Agent by the Postal  Service as  undeliverable,  it will be  reinvested in shares of the Fund.  Returned  checks for the proceeds of other  types of  redemptions  will be invested  in shares of  Oppenheimer  Money
Market Fund,  Inc.  Reinvestment  will be made as promptly as possible after the return of such checks to the Transfer Agent.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the  Transfer  Agent  will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

     5. The first paragraph of section VII "Sales Charge Waivers on Purchases of
Class M Shares  of  Oppenheimer  Convertible  Securities  Fund" in the  Appendix
titled  "OppenheimerFunds  Special  Sales  Charge  Arrangements  and Waivers" is
deleted in its entirety and replaced by the following:

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of current Class M shareholders listed below who, prior to
March 11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and were permitted to purchase those shares at net asset value without a sales charge:

May 12, 2008                                                         PX0291.006